Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss [Abstract]
Revenues (primarily from brokerage fees)	$ 2,544
Research and development	4,402	1,581	468
Sales and marketing	6,993	2,153	108
General and administrative	44,627	8,056	2,416
Loss from operations	53,478	11,790	2,992
Fair value adjustment of INX Token liability	161,173	12,518	762
Finance expense (income) ,net	427	23	(65)
Loss before taxes on income	215,078	24,331	3,689
Taxes on income	157
Net Loss	215,235	24,331	3,689
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements from functional currency to presentation currency	188
Total comprehensive loss	$ 188
Loss per share, basic and diluted (in Dollars per share)	$ 14.3	$ 2	$ 0.32
Weighted average number of shares outstanding, basic and diluted (in Shares)	15,048,576	12,152,006	11,395,273